Subsidiaries and Affiliates	12 Months Ended
Mar. 31, 2026
Investments in and Advances to Affiliates [Abstract]
Subsidiaries and Affiliates
32. Subsidiaries and Affiliates
a. List of subsidiaries

Name of Entity	Background	Holding % as of March 31, 2026
HDB Financial Services Limited (“HDBFSL”)	A non-deposit taking non-banking finance company	74.6
HDFC Securities Limited (“HSL”)	Offers trading facilities in a range of equity, fixed income and derivative products to its clients	94.3
HDFC Life Insurance Company Limited (“HDFC Life”)	Lender of long-term life insurance solutions provider in India, offering a range of individual and group insurance solutions	50.2
HDFC Asset Management Company Limited (“HDFC AMC”)	Investment manager to HDFC Mutual Fund	52.4
HDFC Sales Private Limited (“HSPL”)	Strengthens the marketing and sales efforts by providing a dedicated sales force to sell home loans and other financial products, including public deposits	100.0
HDFC Capital Advisors Limited (“HDFC Capital”)	Acts as an Investment Manager for Category II Alternative Investment Funds registered with the SEBI	89.7
HDFC Trustee Company Limited (“HDFC Trustee”)	Provides trusteeship services to HDFC Mutual Fund	100.0
Griha Investments	Acts as investment manager to HIREF International LLC (the “Fund”) and its Special Purpose Vehicles	100.0
Griha Pte. Limited (“Griha Pte”)	Private Equity Fund Manager specializing in Real Estate Private Equity Investments in India. It is registered with the Monetary Authority of Singapore as a Fund Management Company	100.0
b. List of affiliates

Name of Entity	Background	Holding % as at March 31, 2026
HDFC ERGO General Insurance Company Limited (“HDFC ERGO”)	Offers a complete range of general insurance products.	50.3